Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	433,323,000
Maximum Aggregate Offering Price	$ 10,360,752,930.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-269522
Carry Forward Initial Effective Date	Feb. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,586,231.27
Offering Note	(a) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this prospectus supplement only consist of (i) 433,323,000 shares of common stock, par value $0.001 per share, (ii) 240,516,150 shares of common stock, par value $0.001 per share, issuable upon exercise of the Warrant, and (iii) the Warrant to purchase 240,516,150 shares of common stock, par value $0.001 per share, which have been previously registered under a prospectus supplement dated September 5, 2025 and prospectus dated February 2, 2023 accompanying a Registration Statement on Form S-3 (File No. 333-269522). (b) In connection with the registration of such common stock and such Warrant, a registration fee of $2,466,669 was paid, which will continue to be applied to such securities, which were not sold under the previous registration statement. Accordingly, there is no additional registration fee due in connection with the filing of this prospectus supplement. (c) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of the Warrant
Amount Registered | shares	240,516,150
Maximum Aggregate Offering Price	$ 5,750,741,146.50
Carry Forward Form Type	S-3
Carry Forward File Number	333-269522
Carry Forward Initial Effective Date	Feb. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 880,438.47
Offering Note	See offering note 1.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrant
Amount Registered | shares	240,516,150
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-269522
Carry Forward Initial Effective Date	Feb. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	The shares of common stock being registered are purchasable by the selling securityholder upon exercise of the Warrant being registered. Pursuant to Rule 457(g), no additional fee is payable for the Warrant. See also offering note 1 (a) and (b).